Financial risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency risk
Hypothetical change in euro exchange rates				10.00%
Loss from hypothetical change in euro exchange rates	$ 2.4	$ 0.7	$ 0.7